Note 5 - Investments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Gains (losses) on remeasuring available-for-sale financial assets, before tax	$ (334)	$ (1,895)
Income tax relating to available-for-sale financial assets included in other comprehensive income	0
Increase (decrease) in fair value of credit derivatives or similar instruments related to financial assets designated as measured at fair value through profit or loss	$ (39)	$ (622)